U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1. Name and address of issuer:

Franklin Asset Allocation Fund
777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777

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2. Name of each series or class of funds for which this notice is filed:

Franklin Asset Allocation Fund

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3. Investment Company Act File Number: 811-730

   Securities Act File Number: 2-12647

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4. Last day of fiscal year for which this notice is filed: 12/31/96


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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): Not applicable

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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 4,453,962 shares


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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

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9. Number and aggregate sale price of securities sold during the fiscal year:

   2,394,247 shares ($18,758,663)
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    983,856 shares ($7,600,737)

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
    (see Instruction B.7): Not applicable

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12. Calculation of registration fee:

      (i)     Aggregate sale price of securities  sold
              during the fiscal year in
              reliance on rule 24f-2 (from Item 10)         $7,600,737

      (ii)    Aggregate  price of shares  issued  in
              connection  with  dividend reinvestment
              plans (from Item 11, if applicable):     +    n/a

      (iii)   Aggregate price of shares redeemed or
              repurchased during the fiscal
              year (if applicable):                    -    $7,600,737

      (iv)    Aggregate price of shares redeemed or
              repurchased and previously applied as
              a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):              +    n/a

      (v)     Net aggregate price of securities sold
              and issued during the fiscal year in
              reliance on rule 24f-2 [line (i),
              plus line (ii), less line (iii),
              plus line (iv)] (if applicable):              $0

      (vi)    Multiplier prescribed by Section 6(b)
              of the Securities Act of 1933 or other
              applicable law or regulation (see
              Instruction C.6):                        x    1/3300

      (vii)   Fee due [line (i) or line (v)
              multiplied by line (vii)]:                   $0







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       13.  Check box if fees are being  remitted  to the  Commission's  lockbox depository  as  described  in  section  3a of the  Commission's  Rules of
       Informal and Other Procedures (17 CFR 202.3a).              [ ]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       /s/ Larry L. Greene
           Assistant Secretary

           Date: 02/26/97

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                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000
                               Fax: (215) 564-8120


February 24, 1997


Franklin Asset Allocation Fund
777 Mariners Island Boulevard
San Mateo, California  94404

Re:      Franklin Asset Allocation Fund

Gentlemen:

                  You have requested our opinion with respect to the shares of common stock sold by Franklin Asset Allocation Fund (the "Fund") during its fiscal year ended December 31, 1996, in connection with the Notice being filed by the Fund pursuant to Rule 24f-2 under the Investment Company Act of 1940. You have represented that a total of 983,856 shares were sold in reliance upon Rule 24f-2 by the Fund during said fiscal year.

                  Based upon our review of such records, documents, and representations as we have deemed relevant, it is our opinion that the shares of common stock of the Fund sold and issued by the Fund during its fiscal year ended December 31, 1996, in reliance upon the registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, were legally issued, fully paid and non-assessable.

We hereby consent to the filing of this opinion as an exhibit to the "Rule 24f-2 Notice" being filed by the Fund, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the various states in which shares of the Fund are offered, and we further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

Very truly yours,

STRADLEY, RONON, STEVENS & YOUNG, LLP

/s/      Audrey C. Talley